Convertible Debentures (Details) - USD ($)																			1 Months Ended																3 Months Ended				9 Months Ended		12 Months Ended
		Dec. 15, 2021	Jun. 15, 2021	Mar. 01, 2021	Feb. 03, 2021	Feb. 02, 2021	Feb. 01, 2021	Jan. 28, 2021	Jan. 27, 2021	Sep. 14, 2020	Apr. 02, 2020	Feb. 07, 2020	Nov. 12, 2019	Sep. 17, 2019	Aug. 16, 2019	Aug. 02, 2019	Jun. 02, 2019	Feb. 21, 2018	Jun. 15, 2021	Mar. 15, 2021	Feb. 19, 2021	Feb. 09, 2021	Dec. 29, 2020	Oct. 24, 2020	Jul. 28, 2020	Apr. 10, 2020	Nov. 27, 2019	Nov. 21, 2019	Oct. 24, 2019	Oct. 22, 2019	Apr. 17, 2019	Jan. 28, 2019	Sep. 26, 2018	Apr. 27, 2017	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 08, 2021	Sep. 15, 2021	Jun. 16, 2021	Mar. 26, 2021	Jan. 14, 2021	Dec. 02, 2020	Sep. 15, 2020	Sep. 04, 2020	Aug. 31, 2020	Aug. 27, 2020	Aug. 24, 2020	Aug. 17, 2020	Jul. 14, 2020	Jun. 18, 2020	Apr. 30, 2020	Mar. 13, 2020	Feb. 18, 2020	Feb. 12, 2020	Sep. 02, 2019	Feb. 04, 2019	Jan. 04, 2019
Convertible Debentures (Details) [Line Items]
Debt Instrument, description																			On June 15, 2021, in connection with the merger transaction described in Note 3, Reverse Merger, the Company assumed CARES Act Loans totaling $2,160,000 that were originally received by ADEX. Collectively, these amounts are the “PPP Funds.”These loan agreements were pursuant to the CARES Act. The CARES Act was established in order to enable small businesses to pay employees during the economic slowdown caused by COVID-19 by providing forgivable loans to qualifying businesses for up to 2.5 times their average monthly payroll costs. The amount borrowed under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP Funds during the eight week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), rent, mortgage interest, and utility costs. The amount of loan forgiveness will be reduced if, among other reasons, the Company does not maintain staffing or payroll levels. Principal and interest payments on any unforgiven portion of the PPP Funds will be deferred for six months and will accrue interest at a fixed annual rate of 1.0% and carry a two year maturity date. There is no prepayment penalty on the CARES Act Loan. On November 4, 2020, High Wire received approval for forgiveness of its $873,400 CARES Act Loan. On March 30, 2021, JTM received approval for forgiveness of its $250,800 CARES Act Loan. As a result, the Company recorded a gain on PPP loan forgiveness to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2021. On August 6, 2021, High Wire received approval for forgiveness of its $873,465 CARES Act Loan. As a result, the Company recorded a gain on PPP loan forgiveness to the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2021. As of September 30, 2021 and December 31, 2020, the aggregate balance of these loans was $2,160,000 and $250,800, respectively, and is included in loans payable on the unaudited condensed consolidated balance sheets.
Exercise price (in Dollars per share)																																																								$ 0.01
Aggregate principal amount																																													$ 250,000
Promissory note interest rate		9.00%
Loss on settlement of debt																																				$ (1,151,355)			$ (1,278,998)
Fair value																																			$ 944,000	$ 944,000			$ 944,000
Warrant term																																			1 year	1 year			1 year
Fair value of the warrants																																							$ 362,687
Derivative liability			$ 7,520,076																$ 7,520,076																$ 6,929,000	$ 6,929,000			6,929,000
Additional paid-in capital																																			9,528,855	9,528,855			9,528,855
Stock Issued During Period, Value, New Issues																																					$ 5,561,975
Subsequent Event [Member]
Convertible Debentures (Details) [Line Items]
Principal amount																																											$ 77,942
Jeffrey Gardner [Member]
Convertible Debentures (Details) [Line Items]
Accrues rate			6.00%																6.00%
Roger Ponder [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																																			10.00%
Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Effective interest rate																																									11.20%
Accrued interest, percentage																																									6.00%
Principal amount																																				10,000					$ 16,500
Debt Instrument, description															Under the Financing Agreement, the Financing Parties sold to C6 Capital future receivables in an aggregate amount equal to $337,500 for a purchase price of $250,000. The Company received cash of $242,500 and recorded a debt discount of $95,000.											the weekly payment amount was reduced from $4,219 to $1,266. The final payment is now estimated to be due on April 16, 2021.
Exercise price (in Dollars per share)																																																											$ 7.8
Accrued interest																																			$ 72,000	$ 72,000			72,000
Loss on settlement																																							739,545
Principal note																																									108,146
Original issue discount																																									$ 186,250	$ 581,000
Convertible promissory note, description																																									The Company and WaveTech Group Inc. each agreed that the final payment of $1,141,769 due on October 1, 2020 be amended so that the Company and WaveTech Group Inc. be required to make payments of $570,885 on or before each of October 1, 2020 and November 1, 2020. As a result of this amendment, the amount owed by the Company to Dominion was reduced by the $570,885 of payments that WaveTech Group Inc. is responsible for. On September 30, 2020, the Company made the first payment of $285,442 under the terms of the amendment. On October 30, 2020, Dominion agreed to accept a payment of $35,000 from the Company and postpone the final payment until December 1, 2020.
Promissory note interest rate				9.00%																																						8.00%
Shares Issued, Price Per Share (in Dollars per share)																																																							$ 0.18
Warrant term																																									2 years	1 year 3 months 18 days
Purchase shares of common stock																						$ 738,462
Principal and accrued but unpaid interest, description																																									All principal and accrued but unpaid interest under the note was originally due on January 22, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date.The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $56,000 resulted in an additional discount to the note payable of $56,000, for a total debt discount of $64,500. During the year ended December 31, 2020, the holder of the note converted $68,500 of principal and $2,540 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $42,342 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures February 26, 2021 On November 27, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $58,000 for an aggregate purchase price of $50,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was due on February 26, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $43,000 resulted in an additional discount to the note payable of $43,000, for a total debt discount of $51,000. During the year ended December 31, 2020, the holder of the note converted $58,000 of principal and $3,656 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $69,438 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Crown Bridge Partners, LLC, 10% interest, unsecured, matured November 21, 2020 On November 12, 2019, the Company entered into and closed on a Securities Purchase Agreement with Crown Bridge Partners, LLC, pursuant to which the Company issued to Crown Bridge Partners, LLC a convertible promissory note in the aggregate principal amount of $225,000 for an aggregate purchase price of $202,500. The Company received the first tranche of $75,000 on November 21, 2019 for an aggregate purchase price of $65,500. The Company also issued a warrant equal to the face amount of the note with a term of three years to purchase 2,500 shares of common stock at an exercise price of $30.00 per share. The interest on the outstanding principal due under the first tranche of the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the first tranche of the note is due on November 21, 2020. The first tranche of the note is convertible into shares of the Company’s common stock at 60% of the average of the three lowest VWAPs in the 20 trading days prior to and including the conversion date. The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $138,000 and warrant feature of $20,138 resulted in an additional discount to the note payable of $65,500, for a total debt discount of $75,000. The remaining $92,638 of the initial fair value of the conversion feature was recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2019. The first tranche of the note matured on November 21, 2020. The holder of the note accepted guaranteed interest of 15% in lieu of a default. During the year ended December 31, 2020, the holder of the note converted $35,672 of principal and $6,000 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $101,629 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $39,328 pursuant to the first tranche of this agreement. On January 29, 2021, the Company repaid the outstanding principal and accrued interest related to the first tranche of the note (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, Efrat Investments LLC, 10% interest, secured, matures October 5, 2021 On September 14, 2020 the Company issued to Efrat Investments LLC a secured convertible promissory note in the aggregate principal amount of $165,000 for an aggregate purchase price of $146,000. The Company received the funds on October 5, 2020. The Company also issued a warrant equal to the face amount of the note with a term of two years to purchase 1,650,000 shares of common stock at an exercise price of $0.10 per share. The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on October 5, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.05 per share. The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $325,000 and warrant feature of $81,923 resulted in an additional discount to the note payable of $146,000, for a total debt discount of $165,000. The remaining $260,923 of the initial fair value of the conversion feature and warrant were recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2020. The terms of the note dictated that principal payments of $16,500 be made monthly on the 1st of the month beginning on November 1, 2020. During the year ended December 31, 2020 the Company paid $33,000 of principal. At December 31, 2020, the Company owed $132,000 pursuant to this agreement and will record accretion equal to the debt discount of $132,000 over the remaining term of the note. Subsequent to December 31, 2020, in lieu of the $16,500 monthly payments, the holder began converting principal of the note into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, SCS, LLC, 12% interest, secured, matures December 30, 2021 On December 1, 2020, Dominion Capital LLC assigned the note described in the “Convertible promissory note, Dominion Capital, 12% interest, unsecured, matures October 17, 2020” section of this note to SCS, LLC. The Company issued to SCS, LLC a new secured convertible promissory note in the principal amount of $257,442. The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. All principal and accrued but unpaid interest under the note is due on December 30, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.0275 per share. On or after the date of the closing of a subsequent offering, the fixed conversion price shall be 105% of the price of the common stock issued in the subsequent offering. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature was $425,300. This amount was included in the loss on settlement of debt recorded as a result of the assignment. At December 31, 2020, the Company owed $257,442 pursuant to this agreement. Convertible promissory note, SCS, LLC, 10% interest, secured, matures December 31, 2021 On December 29, 2020, the Company issued to SCS, LLC a secured convertible promissory note in the principal amount of $175,000 for a purchase price of $150,000, resulting in an original issue discount of $25,000. The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on December 31, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.04 per share. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”.
loss on settlement of warrant																																							133,045
Debt instrument, interest rate terms, description																																	the holder of the convertible promissory note entered into agreement to sell and assign a total of $75,000 of the outstanding principal to a third party. The Company approved and was bound by the assignment and sale agreement. As a result of the assignment, the assigned note bore interest at 5% and the conversion price for the $75,000 of notes assigned was equal to the lesser 75% of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion and $2,400.00. On December 3, 2018, the holder of the convertible promissory note entered into agreement to sell and assign a total of $50,000 of the outstanding principal to a third party. The Company accounted for the assignments in accordance with ASC 470-50 “Modifications and Extinguishments”. In accordance with ASC 470-50, the Company accounted for the assignment as a debt extinguishment and adjusted the fair value of the derivative to its fair value on the assignment date.
Derivative liability	[1]																																								$ 3,390,504	$ 992,733
Principal amount																																																														$ 1,325,895	$ 1,460,000
Additional paid-in capital																																									38,292,653	25,255,291
Principal paid																																									853,537	51,848
Convertible instrument of settlement debt																																									399,306
Convertible note principal amount																																									70,000
LongTermDebtMaturitiesRepaymentsOfPrincipalInRolling																																									70,000
Debt common stock amount																																									69,821
Fair value of conversion feature																																										308,000
Initial fair value																																									$ 159,000
Unsecured interest rate																																									8.00%
Initial fair value of feature																																									$ 362,000
Shares issued description																																									In connection with the issuance of the note, the Company also issued to CCAG Investments, LLC 9,755 shares of common stock (refer to Note 11, Common Stock, for additional detail).
Under the terms agreement, description																																									Under the terms of the agreement, if the shares issued upon execution of the note are no longer worth $87,500 at the time of the shares becoming eligible for resale pursuant to Rule 144, the Company shall issue additional shares to the holder in an amount holding a market value to equal the difference between the value of these shares and $87,500. The 9,755 shares became eligible for resale pursuant to Rule 144 during August 2020 and the value was less than $87,500. As a result, the Company began issuing additional shares to the holder (refer to Note 11, Common Stock, for additional detail). During the year ended December 31, 2020, the Company issued an aggregate of 900,000 shares to the holder and recorded a loss on fair value of additional shares of $68,040 to the consolidated statement of operations for the year ended December 31, 2020.
Spectrum Global Solutions, Inc. [Member] | Jeffrey Gardner [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																												18.00%
Fixed price per share (in Dollars per share)			$ 0.075																$ 0.075
Spectrum Global Solutions, Inc. [Member] | James Marsh [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																												18.00%
Aggregate principal amount			$ 125,000																$ 125,000
Pursuant agreement amount																																							$ 125,000
Conversion price per share (in Dollars per share)																																			$ 0.075	$ 0.075			$ 0.075
Spectrum Global Solutions, Inc. [Member] | Roger Ponder [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																			10.00%	10.00%			10.00%												10.00%
Aggregate principal amount																																																			$ 23,894
Pursuant agreement amount																																							$ 23,894
Conversion price per share (in Dollars per share)																																																			$ 0.06
Shares Issued, Price Per Share (in Dollars per share)																																																			$ 0.06
Total debt discount																																																			$ 58,349
Fair value																																																			$ 19,000
Remaining premium																																							58,349
Total liability																																							82,243
Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member] | Subsequent Event [Member]
Convertible Debentures (Details) [Line Items]
Purchase shares of common stock						$ 750,000
Spectrum Global Solutions, Inc. [Member] | CCAG Investments, LLC [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description																																									The Company also issued a warrant equal to 50% of the face amount of the note with a term of three years to purchase 9,723 shares of common stock at an initial exercise price of $9.00 per share.The interest on the outstanding principal due under the note accrued at a rate of 20% per annum. All principal and accrued but unpaid under the secured note was originally due on June 30, 2020. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date.
Spectrum Global Solutions, Inc. [Member] | Convertible Note Six [Member]
Convertible Debentures (Details) [Line Items]
Notes payable																																									$ 56,000
Spectrum Global Solutions, Inc. [Member] | Cobra Equities SPV, LLC [Member]
Convertible Debentures (Details) [Line Items]
Owned amount																																							$ 94,362
Spectrum Global Solutions, Inc. [Member] | Cobra Equities SPV, LLC [Member] | Subsequent Event [Member]
Convertible Debentures (Details) [Line Items]
Purchase shares of common stock							$ 760,234													$ 819,444	$ 809,524
Principal amount																				$ 104,000
Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member]
Convertible Debentures (Details) [Line Items]
Convertible promissory note, description																																									On December 1, 2020, the holder of the note assigned the full outstanding amount to a third party, SCS, LLC (refer to the “Convertible promissory note, SCS, LLC, 12% interest, secured, matures December 30, 2021” section of this note for further detail). In connection with the assignment, the Company recorded a loss on settlement of debt of $399,306 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note issued in connection with the acquisition of TNS, Inc. On January 4, 2019, as part of the TNS acquisition, the Company issued to InterCloud a convertible promissory note in the aggregate principal amount of $620,000 (the “Note”). The interest on the outstanding principal due under the Note accrued at a rate of 6% per annum. All principal and accrued interest under the Note was due January 30, 2020, and was convertible, at any time at InterCloud’s election, into shares of common stock of the Company at a conversion price equal to the greater of 75% of the lowest volume-weighted average price during the 10 trading days immediately preceding the date of conversion and $30.00. The embedded conversion option qualifies for derivative accounting and bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $189,000 resulted in a discount to the note payable of $144,000. On January 28, 2019, the holder of the convertible promissory note entered into agreement to sell and assign a total of $620,000 of the $620,000 outstanding principal to two third parties, with $186,000 and $434,000 of principal assigned to each party (refer to the “Convertible promissory note, Michael Roeske, 6% interest, unsecured, matures, January 30, 2020” and “Convertible promissory note, Joel Raven, 6% interest, unsecured, matures January 30, 2020” sections of this note for further detail). The Company approved and is bound by the assignment and sale agreement. Convertible promissory note, Michael Roeske, 6% interest, unsecured, matures December 31, 2020 On January 28, 2019, InterCloud assigned $186,000 of the note issued in connection with the acquisition of TNS to Michael Roeske. The note accrues interest at a rate of 6% per annum and had a maturity date of January 30, 2020. During the year ended December 31, 2019, Mr. Roeske converted $70,000 of principal of the note into shares of the Company’s common stock. On February 14, 2020, the Company and Mr. Roeske entered into an amendment which revised the maturity date to December 31, 2020. Additional, per the amendment, as cash deposits were received by TNS in the ordinary course of business, a portion of such cash deposits could have been directed to Mr. Roeske. These payments would reduce the outstanding obligations of the Company to Mr. Roeske. During the year ended December 31, 2020, the Company remitted $37,200 to Mr. Roeske in accordance with the amendment. On September 8, 2020, Mr. Roeske returned the shares issued in 2019. These shares were then canceled and $70,000 was added back to the outstanding principal of the note. The Company recorded a loss on return of common stock of $69,820 to the consolidated statement of operations for the year ended December 31, 2020. On September 30, 2020, the Company entered into a stock purchase agreement (refer to Note 3, Disposals of Subsidiaries, for further detail). The outstanding balance of $148,800 was assigned to the purchaser. Convertible promissory note, Joel Raven, 6% interest, unsecured, matures December 31, 2020 On January 28, 2019, InterCloud assigned $434,000 of the note issued in connection with the acquisition of TNS to Joel Raven. The note accrued interest at a rate of 6% per annum and had a maturity date of January 30, 2020. During the year ended December 31, 2019, Mr. Raven converted $70,000 of principal of the note into shares of the Company’s common stock. On February 14, 2020, the Company and Mr. Raven entered into an amendment which revised the maturity date to December 31, 2020. Additional, per the amendment, as cash deposits were received by TNS in the ordinary course of business, a portion of such cash deposits could have been directed to Mr. Raven. These payments would reduce the outstanding obligations of the Company to Mr. Raven. During the year ended December 31, 2020, the Company remitted $86,800 to Mr. Raven in accordance with the amendment. On September 8, 2020, Mr. Raven returned the shares issued in 2019. These shares were then canceled and $70,000 was added back to the outstanding principal of the note. The Company recorded a loss on return of common stock of $69,821 to the consolidated statement of operations for the year ended December 31, 2020. On September 30, 2020, the Company entered into a stock purchase agreement (refer to Note 3, Disposals of Subsidiaries, for further detail). The outstanding balance of $347,200 was assigned to the purchaser. Convertible promissory note, GS Capital Partners, LLC, 8% interest, secured, matures August 2, 2020 On August 2, 2019, the Company entered into and closed on a Securities Purchase Agreement with GS Capital Partners, LLC, pursuant to which the Company issued to GS Capital Partners, LLC a senior secured convertible promissory note in the aggregate principal amount of $123,000 for an aggregate purchase price of $112,000. The interest on the outstanding principal due under the secured note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the secured note was originally due on August 2, 2020. The secured note was convertible into shares of the Company’s common stock at 71% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date. The conversion price had a floor of $3.00 per share that was removed as a result of the Company’s common stock closing below $3.90 per share. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $28,000 resulted in an additional discount to the note payable of $28,000, for a total debt discount of $39,000. On July 28, 2020, GS Capital Partners, LLC returned 226,800 shares of common stock related to prior conversions to the Company. These shares were then cancelled. As a result of these shares being returned, $75,096 of principal was added back to the note. Additionally, the maturity date of the note was extended. During the year ended December 31, 2020, the holder of the note converted $123,000 of principal and $13,429 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $948,292 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, GS Capital Partners, LLC, 8% interest, unsecured, matures October 24, 2020 On October 24, 2019, the Company entered into and closed on a Securities Purchase Agreement with GS Capital Partners, LLC, pursuant to which the Company issued to GS Capital Partners, LLC a convertible promissory note in the aggregate principal amount of $123,000 for an aggregate purchase price of $112,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was due on October 24, 2020. The note was convertible into shares of the Company’s common stock at 71% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date. The conversion price had a floor of $3.00 per share that was removed as a result of the Company’s common stock closing below $3.90 per share. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $20,000 resulted in an additional discount to the note payable of $20,000, for a total debt discount of $31,000. During the year ended December 31, 2020, the holder of the note converted $68,500 of principal and $6,148 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $82,185 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $54,500 pursuant to this agreement. In the period of January 1, 2021 through March 26, 2021, the holder of the note converted the remaining principal amount into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, SCS, LLC, 8% interest, unsecured, matured March 30, 2020 On September 1, 2019, the Company entered into and closed on a Securities Purchase Agreement with SCS, LLC, pursuant to which the Company issued to SCS, LLC an unsecured convertible promissory note in the aggregate principal amount of $51,030 in exchange for rent. The interest on the outstanding principal due under the unsecured note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the secured note was originally due on March 30, 2020. The secured note was convertible into shares of the Company’s common stock at 75% of the lowest average VWAP in the 15 trading days prior to the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $29,000 resulted in a discount to the note payable of $29,000. The note matured on March 30, 2020 and was in default. As a result of the default, the note balance was increased by 25% of outstanding principal, resulting in additional principal of $12,758. The interest also increased from 8% per annum to 24% per annum. During the year ended December 31, 2020, the holder of the note converted $12,000 of principal and $720 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $7,013 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $51,788 pursuant to this agreement. In the period of January 1, 2021 through March 26, 2021, the holder of the note converted the remaining principal amount into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). In connection with the conversions, the holder of the note forgave the $12,758 of principal that had been added to the note after the default. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures September 17, 2020 On September 17, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $148,000 for an aggregate purchase price of $135,000. The Company received the cash on October 1, 2019. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was originally due on September 17, 2020. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $159,000 resulted in an additional discount to the note payable of $135,000, for a total debt discount of $148,000. The remaining $24,000 of the initial fair value of the conversion feature was recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2019. During the year ended December 31, 2020, the holder of the note converted $148,000 of principal and $5,520 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $262,732 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures January 22, 2021 On October 22, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $68,500 for an aggregate purchase price of $60,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was originally due on January 22, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $56,000 resulted in an additional discount to the note payable of $56,000, for a total debt discount of $64,500. During the year ended December 31, 2020, the holder of the note converted $68,500 of principal and $2,540 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $42,342 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures February 26, 2021 On November 27, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $58,000 for an aggregate purchase price of $50,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was due on February 26, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $43,000 resulted in an additional discount to the note payable of $43,000, for a total debt discount of $51,000. During the year ended December 31, 2020, the holder of the note converted $58,000 of principal and $3,656 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $69,438 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Crown Bridge Partners, LLC, 10% interest, unsecured, matured November 21, 2020 On November 12, 2019, the Company entered into and closed on a Securities Purchase Agreement with Crown Bridge Partners, LLC, pursuant to which the Company issued to Crown Bridge Partners, LLC a convertible promissory note in the aggregate principal amount of $225,000 for an aggregate purchase price of $202,500. The Company received the first tranche of $75,000 on November 21, 2019 for an aggregate purchase price of $65,500. The Company also issued a warrant equal to the face amount of the note with a term of three years to purchase 2,500 shares of common stock at an exercise price of $30.00 per share. The interest on the outstanding principal due under the first tranche of the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the first tranche of the note is due on November 21, 2020. The first tranche of the note is convertible into shares of the Company’s common stock at 60% of the average of the three lowest VWAPs in the 20 trading days prior to and including the conversion date. The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $138,000 and warrant feature of $20,138 resulted in an additional discount to the note payable of $65,500, for a total debt discount of $75,000. The remaining $92,638 of the initial fair value of the conversion feature was recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2019. The first tranche of the note matured on November 21, 2020. The holder of the note accepted guaranteed interest of 15% in lieu of a default. During the year ended December 31, 2020, the holder of the note converted $35,672 of principal and $6,000 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $101,629 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $39,328 pursuant to the first tranche of this agreement. On January 29, 2021, the Company repaid the outstanding principal and accrued interest related to the first tranche of the note (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, Efrat Investments LLC, 10% interest, secured, matures October 5, 2021 On September 14, 2020 the Company issued to Efrat Investments LLC a secured convertible promissory note in the aggregate principal amount of $165,000 for an aggregate purchase price of $146,000. The Company received the funds on October 5, 2020. The Company also issued a warrant equal to the face amount of the note with a term of two years to purchase 1,650,000 shares of common stock at an exercise price of $0.10 per share. The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on October 5, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.05 per share. The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $325,000 and warrant feature of $81,923 resulted in an additional discount to the note payable of $146,000, for a total debt discount of $165,000. The remaining $260,923 of the initial fair value of the conversion feature and warrant were recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2020. The terms of the note dictated that principal payments of $16,500 be made monthly on the 1st of the month beginning on November 1, 2020. During the year ended December 31, 2020 the Company paid $33,000 of principal. At December 31, 2020, the Company owed $132,000 pursuant to this agreement and will record accretion equal to the debt discount of $132,000 over the remaining term of the note. Subsequent to December 31, 2020, in lieu of the $16,500 monthly payments, the holder began converting principal of the note into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, SCS, LLC, 12% interest, secured, matures December 30, 2021 On December 1, 2020, Dominion Capital LLC assigned the note described in the “Convertible promissory note, Dominion Capital, 12% interest, unsecured, matures October 17, 2020” section of this note to SCS, LLC. The Company issued to SCS, LLC a new secured convertible promissory note in the principal amount of $257,442.
Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member] | Subsequent Event [Member]
Convertible Debentures (Details) [Line Items]
Purchase shares of common stock							919,356
Principal amount							$ 39,030
Spectrum Global Solutions, Inc. [Member] | SCS, LLC, [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																									10.00%
Spectrum Global Solutions, Inc. [Member] | SCS Capital Partners, LLC [Member]
Convertible Debentures (Details) [Line Items]
Convertible promissory note percentage																																							10.00%
Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest			8,282																8,282
Principal and accrued but unpaid interest, description																																							As a result of these conversions, the amount owed at September 30, 2021 was $0. The Company recorded a gain on settlement of debt of $208,567 to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2021.
Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Convertible debentures, net of discount																																			$ 32,603	$ 32,603			$ 32,603
Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member] | Convertible Note Six [Member]
Convertible Debentures (Details) [Line Items]
Fixed price per share (in Dollars per share)										$ 0.05
Warrant term										2 years
Purchase shares of common stock										$ 1,650,000
Spectrum Global Solutions, Inc. [Member] | IQ Financial Inc. [Member]
Convertible Debentures (Details) [Line Items]
Owned amount																																							289,474
Face owed amount																																			$ 163,681	$ 163,681			$ 163,681
Convertible debentures, net of discount								$ 14,474
Convertible promissory note, description									The funds were received in two disbursements – $275,000 on January 28, 2021 and $325,000 on March 1, 2021 (refer to the “Convertible promissory note, IQ Financial Inc. Tranche 1, 9% interest, secured, matures January 1, 2023” and “Convertible promissory note, IQ Financial Inc. Tranche 2, 9% interest, secured, matures January 1, 2023” sections below for additional detail.
Promissory note interest rate								9.00%
Company received notes								$ 275,000
Accrues rate																																			9.00%	9.00%			9.00%
Fixed price per share (in Dollars per share)																																			$ 0.05	$ 0.05			$ 0.05
Spectrum Global Solutions, Inc. [Member] | CCAG Investments, LLC [Member] | Subsequent Event [Member]
Convertible Debentures (Details) [Line Items]
Purchase shares of common stock					$ 1,015,505
Spectrum Global Solutions, Inc. [Member] | Dominion Capital Three [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description																															Interest accrues on the new note at 12% per annum. All principal and accrued interest under the Exchange Note is due on October 17, 2020 and is convertible into shares of the Company’s common stock. The conversion price in effect on the date such conversion is effected shall be equal to (i) initially, $30.00 or (ii) on or after the date of the closing of the next public or private offering of equity or equity-linked securities of the Company in which the Company receives gross proceeds in an amount greater than $100,000, one hundred and five percent (105%) of the price of the common stock issuable in the offering. While during the first six months that the Exchange Note is outstanding, only interest payments are due to the holder, beginning in October 2019, and on each monthly anniversary thereafter until maturity, amortization payments are due for principal and interest due under the Exchange Note.
Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member]
Convertible Debentures (Details) [Line Items]
Convertible promissory note, description																																									The Company recorded a loss on settlement of debt of $948,292 to the consolidated statement of operations for the year ended December 31, 2020.Convertible promissory note, GS Capital Partners, LLC, 8% interest, unsecured, matures October 24, 2020 On October 24, 2019, the Company entered into and closed on a Securities Purchase Agreement with GS Capital Partners, LLC, pursuant to which the Company issued to GS Capital Partners, LLC a convertible promissory note in the aggregate principal amount of $123,000 for an aggregate purchase price of $112,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was due on October 24, 2020. The note was convertible into shares of the Company’s common stock at 71% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date. The conversion price had a floor of $3.00 per share that was removed as a result of the Company’s common stock closing below $3.90 per share. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $20,000 resulted in an additional discount to the note payable of $20,000, for a total debt discount of $31,000. During the year ended December 31, 2020, the holder of the note converted $68,500 of principal and $6,148 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $82,185 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $54,500 pursuant to this agreement. In the period of January 1, 2021 through March 26, 2021, the holder of the note converted the remaining principal amount into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, SCS, LLC, 8% interest, unsecured, matured March 30, 2020 On September 1, 2019, the Company entered into and closed on a Securities Purchase Agreement with SCS, LLC, pursuant to which the Company issued to SCS, LLC an unsecured convertible promissory note in the aggregate principal amount of $51,030 in exchange for rent. The interest on the outstanding principal due under the unsecured note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the secured note was originally due on March 30, 2020. The secured note was convertible into shares of the Company’s common stock at 75% of the lowest average VWAP in the 15 trading days prior to the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $29,000 resulted in a discount to the note payable of $29,000. The note matured on March 30, 2020 and was in default. As a result of the default, the note balance was increased by 25% of outstanding principal, resulting in additional principal of $12,758. The interest also increased from 8% per annum to 24% per annum. During the year ended December 31, 2020, the holder of the note converted $12,000 of principal and $720 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $7,013 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $51,788 pursuant to this agreement. In the period of January 1, 2021 through March 26, 2021, the holder of the note converted the remaining principal amount into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). In connection with the conversions, the holder of the note forgave the $12,758 of principal that had been added to the note after the default. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures September 17, 2020 On September 17, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $148,000 for an aggregate purchase price of $135,000. The Company received the cash on October 1, 2019. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was originally due on September 17, 2020. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $159,000 resulted in an additional discount to the note payable of $135,000, for a total debt discount of $148,000. The remaining $24,000 of the initial fair value of the conversion feature was recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2019. During the year ended December 31, 2020, the holder of the note converted $148,000 of principal and $5,520 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $262,732 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures January 22, 2021 On October 22, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $68,500 for an aggregate purchase price of $60,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was originally due on January 22, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $56,000 resulted in an additional discount to the note payable of $56,000, for a total debt discount of $64,500. During the year ended December 31, 2020, the holder of the note converted $68,500 of principal and $2,540 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $42,342 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures February 26, 2021 On November 27, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $58,000 for an aggregate purchase price of $50,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was due on February 26, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $43,000 resulted in an additional discount to the note payable of $43,000, for a total debt discount of $51,000. During the year ended December 31, 2020, the holder of the note converted $58,000 of principal and $3,656 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $69,438 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Crown Bridge Partners, LLC, 10% interest, unsecured, matured November 21, 2020 On November 12, 2019, the Company entered into and closed on a Securities Purchase Agreement with Crown Bridge Partners, LLC, pursuant to which the Company issued to Crown Bridge Partners, LLC a convertible promissory note in the aggregate principal amount of $225,000 for an aggregate purchase price of $202,500. The Company received the first tranche of $75,000 on November 21, 2019 for an aggregate purchase price of $65,500. The Company also issued a warrant equal to the face amount of the note with a term of three years to purchase 2,500 shares of common stock at an exercise price of $30.00 per share. The interest on the outstanding principal due under the first tranche of the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the first tranche of the note is due on November 21, 2020. The first tranche of the note is convertible into shares of the Company’s common stock at 60% of the average of the three lowest VWAPs in the 20 trading days prior to and including the conversion date. The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $138,000 and warrant feature of $20,138 resulted in an additional discount to the note payable of $65,500, for a total debt discount of $75,000. The remaining $92,638 of the initial fair value of the conversion feature was recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2019. The first tranche of the note matured on November 21, 2020. The holder of the note accepted guaranteed interest of 15% in lieu of a default. During the year ended December 31, 2020, the holder of the note converted $35,672 of principal and $6,000 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $101,629 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $39,328 pursuant to the first tranche of this agreement. On January 29, 2021, the Company repaid the outstanding principal and accrued interest related to the first tranche of the note (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, Efrat Investments LLC, 10% interest, secured, matures October 5, 2021 On September 14, 2020 the Company issued to Efrat Investments LLC a secured convertible promissory note in the aggregate principal amount of $165,000 for an aggregate purchase price of $146,000. The Company received the funds on October 5, 2020. The Company also issued a warrant equal to the face amount of the note with a term of two years to purchase 1,650,000 shares of common stock at an exercise price of $0.10 per share. The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on October 5, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.05 per share. The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $325,000 and warrant feature of $81,923 resulted in an additional discount to the note payable of $146,000, for a total debt discount of $165,000. The remaining $260,923 of the initial fair value of the conversion feature and warrant were recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2020. The terms of the note dictated that principal payments of $16,500 be made monthly on the 1st of the month beginning on November 1, 2020. During the year ended December 31, 2020 the Company paid $33,000 of principal. At December 31, 2020, the Company owed $132,000 pursuant to this agreement and will record accretion equal to the debt discount of $132,000 over the remaining term of the note. Subsequent to December 31, 2020, in lieu of the $16,500 monthly payments, the holder began converting principal of the note into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, SCS, LLC, 12% interest, secured, matures December 30, 2021 On December 1, 2020, Dominion Capital LLC assigned the note described in the “Convertible promissory note, Dominion Capital, 12% interest, unsecured, matures October 17, 2020” section of this note to SCS, LLC. The Company issued to SCS, LLC a new secured convertible promissory note in the principal amount of $257,442. The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. All principal and accrued but unpaid interest under the note is due on December 30, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.0275 per share. On or after the date of the closing of a subsequent offering, the fixed conversion price shall be 105% of the price of the common stock issued in the subsequent offering. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature was $425,300. This amount was included in the loss on settlement of debt recorded as a result of the assignment. At December 31, 2020, the Company owed $257,442 pursuant to this agreement. Convertible promissory note, SCS, LLC, 10% interest, secured, matures December 31, 2021 On December 29, 2020, the Company issued to SCS, LLC a secured convertible promissory note in the principal amount of $175,000 for a purchase price of $150,000, resulting in an original issue discount of $25,000. The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on December 31, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.04 per share. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”.
Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description																The interest on the outstanding principal due under the secured note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the secured note was originally due on August 2, 2020. The secured note was convertible into shares of the Company’s common stock at 71% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date. The conversion price had a floor of $3.00 per share that was removed as a result of the Company’s common stock closing below $3.90 per share. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $28,000 resulted in an additional discount to the note payable of $28,000, for a total debt discount of $39,000. On July 28, 2020, GS Capital Partners, LLC returned 226,800 shares of common stock related to prior conversions to the Company. These shares were then cancelled. As a result of these shares being returned, $75,096 of principal was added back to the note. Additionally, the maturity date of the note was extended. During the year ended December 31, 2020, the holder of the note converted $123,000 of principal and $13,429 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $948,292 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, GS Capital Partners, LLC, 8% interest, unsecured, matures October 24, 2020 On October 24, 2019, the Company entered into and closed on a Securities Purchase Agreement with GS Capital Partners, LLC, pursuant to which the Company issued to GS Capital Partners, LLC a convertible promissory note in the aggregate principal amount of $123,000 for an aggregate purchase price of $112,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was due on October 24, 2020. The note was convertible into shares of the Company’s common stock at 71% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date. The conversion price had a floor of $3.00 per share that was removed as a result of the Company’s common stock closing below $3.90 per share. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $20,000 resulted in an additional discount to the note payable of $20,000, for a total debt discount of $31,000. During the year ended December 31, 2020, the holder of the note converted $68,500 of principal and $6,148 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $82,185 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $54,500 pursuant to this agreement. In the period of January 1, 2021 through March 26, 2021, the holder of the note converted the remaining principal amount into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, SCS, LLC, 8% interest, unsecured, matured March 30, 2020 On September 1, 2019, the Company entered into and closed on a Securities Purchase Agreement with SCS, LLC, pursuant to which the Company issued to SCS, LLC an unsecured convertible promissory note in the aggregate principal amount of $51,030 in exchange for rent. The interest on the outstanding principal due under the unsecured note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the secured note was originally due on March 30, 2020. The secured note was convertible into shares of the Company’s common stock at 75% of the lowest average VWAP in the 15 trading days prior to the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $29,000 resulted in a discount to the note payable of $29,000. The note matured on March 30, 2020 and was in default. As a result of the default, the note balance was increased by 25% of outstanding principal, resulting in additional principal of $12,758. The interest also increased from 8% per annum to 24% per annum. During the year ended December 31, 2020, the holder of the note converted $12,000 of principal and $720 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $7,013 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $51,788 pursuant to this agreement. In the period of January 1, 2021 through March 26, 2021, the holder of the note converted the remaining principal amount into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). In connection with the conversions, the holder of the note forgave the $12,758 of principal that had been added to the note after the default. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures September 17, 2020 On September 17, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $148,000 for an aggregate purchase price of $135,000. The Company received the cash on October 1, 2019. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was originally due on September 17, 2020. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $159,000 resulted in an additional discount to the note payable of $135,000, for a total debt discount of $148,000. The remaining $24,000 of the initial fair value of the conversion feature was recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2019. During the year ended December 31, 2020, the holder of the note converted $148,000 of principal and $5,520 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $262,732 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures January 22, 2021 On October 22, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $68,500 for an aggregate purchase price of $60,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was originally due on January 22, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $56,000 resulted in an additional discount to the note payable of $56,000, for a total debt discount of $64,500. During the year ended December 31, 2020, the holder of the note converted $68,500 of principal and $2,540 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $42,342 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures February 26, 2021 On November 27, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $58,000 for an aggregate purchase price of $50,000. The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was due on February 26, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $43,000 resulted in an additional discount to the note payable of $43,000, for a total debt discount of $51,000. During the year ended December 31, 2020, the holder of the note converted $58,000 of principal and $3,656 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $69,438 to the consolidated statement of operations for the year ended December 31, 2020. Convertible promissory note, Crown Bridge Partners, LLC, 10% interest, unsecured, matured November 21, 2020 On November 12, 2019, the Company entered into and closed on a Securities Purchase Agreement with Crown Bridge Partners, LLC, pursuant to which the Company issued to Crown Bridge Partners, LLC a convertible promissory note in the aggregate principal amount of $225,000 for an aggregate purchase price of $202,500. The Company received the first tranche of $75,000 on November 21, 2019 for an aggregate purchase price of $65,500. The Company also issued a warrant equal to the face amount of the note with a term of three years to purchase 2,500 shares of common stock at an exercise price of $30.00 per share. The interest on the outstanding principal due under the first tranche of the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the first tranche of the note is due on November 21, 2020. The first tranche of the note is convertible into shares of the Company’s common stock at 60% of the average of the three lowest VWAPs in the 20 trading days prior to and including the conversion date. The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $138,000 and warrant feature of $20,138 resulted in an additional discount to the note payable of $65,500, for a total debt discount of $75,000. The remaining $92,638 of the initial fair value of the conversion feature was recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2019. The first tranche of the note matured on November 21, 2020. The holder of the note accepted guaranteed interest of 15% in lieu of a default. During the year ended December 31, 2020, the holder of the note converted $35,672 of principal and $6,000 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $101,629 to the consolidated statement of operations for the year ended December 31, 2020. At December 31, 2020, the Company owed $39,328 pursuant to the first tranche of this agreement. On January 29, 2021, the Company repaid the outstanding principal and accrued interest related to the first tranche of the note (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, Efrat Investments LLC, 10% interest, secured, matures October 5, 2021 On September 14, 2020 the Company issued to Efrat Investments LLC a secured convertible promissory note in the aggregate principal amount of $165,000 for an aggregate purchase price of $146,000. The Company received the funds on October 5, 2020. The Company also issued a warrant equal to the face amount of the note with a term of two years to purchase 1,650,000 shares of common stock at an exercise price of $0.10 per share. The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on October 5, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.05 per share. The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $325,000 and warrant feature of $81,923 resulted in an additional discount to the note payable of $146,000, for a total debt discount of $165,000. The remaining $260,923 of the initial fair value of the conversion feature and warrant were recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2020. The terms of the note dictated that principal payments of $16,500 be made monthly on the 1st of the month beginning on November 1, 2020. During the year ended December 31, 2020 the Company paid $33,000 of principal. At December 31, 2020, the Company owed $132,000 pursuant to this agreement and will record accretion equal to the debt discount of $132,000 over the remaining term of the note. Subsequent to December 31, 2020, in lieu of the $16,500 monthly payments, the holder began converting principal of the note into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). Convertible promissory note, SCS, LLC, 12% interest, secured, matures December 30, 2021 On December 1, 2020, Dominion Capital LLC assigned the note described in the “Convertible promissory note, Dominion Capital, 12% interest, unsecured, matures October 17, 2020” section of this note to SCS, LLC. The Company issued to SCS, LLC a new secured convertible promissory note in the principal amount of $257,442. The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. All principal and accrued but unpaid interest under the note is due on December 30, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.0275 per share. On or after the date of the closing of a subsequent offering, the fixed conversion price shall be 105% of the price of the common stock issued in the subsequent offering. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature was $425,300. This amount was included in the loss on settlement of debt recorded as a result of the assignment. At December 31, 2020, the Company owed $257,442 pursuant to this agreement. Convertible promissory note, SCS, LLC, 10% interest, secured, matures December 31, 2021 On December 29, 2020, the Company issued to SCS, LLC a secured convertible promissory note in the principal amount of $175,000 for a purchase price of $150,000, resulting in an original issue discount of $25,000. The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on December 31, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.04 per share. The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”.
Spectrum Global Solutions, Inc. [Member] | FJ Vulis and Associates LLC [Member] | Subsequent Event [Member]
Convertible Debentures (Details) [Line Items]
Purchase shares of common stock																						$ 989,587
Convertible Note Nine [Member] | Spectrum Global Solutions, Inc. [Member] | FJ Vulis and Associates LLC [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																									20.00%
Aggregate principal amount										165,000		$ 175,000
Aggregate purchase price												157,500
Original issue discount												17,500
Loss on settlement of debt																																									$ 127,654
Principal repayment, percentage																																									120.00%
Convertible Note Nine [Member] | Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member]
Convertible Debentures (Details) [Line Items]
Aggregate purchase price										146,000
Convertible Note Nine [Member] | Spectrum Global Solutions, Inc. [Member] | Cobra Equities SPV, LLC [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																			18.00%	18.00%			18.00%
Convertible Note Nine [Member] | Spectrum Global Solutions, Inc. [Member] | IQ Financial Inc. [Member]
Convertible Debentures (Details) [Line Items]
Convertible promissory note percentage																																							9.00%
Convertible debentures, net of discount				$ 17,105
Notes receivable				$ 325,000
Convertible Note Nine [Member] | Spectrum Global Solutions, Inc. [Member] | Dominion Capital Three [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																									12.00%
Convertible Note Nine [Member] | Spectrum Global Solutions, Inc. [Member] | FJ Vulis and Associates LLC [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest																																									$ 8,247
Total payments																																									$ 218,247
Convertible Note Nine [Member] | Spectrum Global Solutions, Inc. [Member] | FJ Vulis and Associates LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Convertible debentures, net of discount												175,000
Notes payable												29,000
Fair value of the warrants												64,000
Fair value of conversion feature												42,000
Issuance of common stock												$ 51,500
Convertible Note One [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC, [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Accruing interest rate																																			9.00%	9.00%			9.00%		10.00%
Debt instrument of purchase price			289,473																																						$ 150,000
Original issue discount			11,202																																						25,000
Notes payable			342,105																342,105																						150,000
Debt discount			$ 10,446																10,446																						$ 175,000
Aggregate principal amount									$ 631,579
Conversion price (in Dollars per share)																																									$ 0.04
Principal amount																																									$ 175,000
Initial fair value of feature																																									465,000
Initial derivative expense																																									$ 315,000
Convertible Note One [Member] | Spectrum Global Solutions, Inc. [Member] | Barn [Member]
Convertible Debentures (Details) [Line Items]
Aggregate principal amount																																										25,000
Convertible Note Two [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description			Interest accrues on the note at 18% per annum. The note is convertible into shares of the Company’s common stock at a conversion price equal to 60% of the lowest VWAP for the 10 consecutive trading days immediately preceding the conversion.
Convertible Note Two [Member] | Spectrum Global Solutions, Inc. [Member] | Michael Roeske [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description																																the holder of the convertible promissory note entered into agreement to sell and assign a total of $620,000 of the $620,000 outstanding principal to two third parties, with $186,000 and $434,000 of principal assigned to each party (refer to the “Convertible promissory note, Michael Roeske, 6% interest, unsecured, matures, January 30, 2020” and “Convertible promissory note, Joel Raven, 6% interest, unsecured, matures January 30, 2020” sections of this note for further detail). The Company approved and is bound by the assignment and sale agreement.
Convertible Note Two [Member] | Spectrum Global Solutions, Inc. [Member] | Cobra Equities SPV, LLC [Member]
Convertible Debentures (Details) [Line Items]
Modification Fee, description																																							During the period of June 16, 2021 through September 30, 2021, the holder of the note converted $206,000 of principal and $3,620 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional detail). As a result of these conversions, the Company recorded a loss on settlement of debt of $80,559 and $268,770, respectively, to the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2021.
Convertible Note Two [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest			$ 16,763																16,763
Debt instrument, interest rate																																			12.00%	12.00%			12.00%
Convertible Note Two [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC, [Member]
Convertible Debentures (Details) [Line Items]
Principal amount			235,989
Convertible Note Two [Member] | Spectrum Global Solutions, Inc. [Member] | Dominion Capital Three [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description																																									The Company was to begin making principal payments in equal installments beginning on October 1, 2019. On October 22, 2019, the Company reached an agreement with Dominion Capital to postpone the principal payments. In exchange for the extension, the Company will pay to Dominion Capital an extension fee equal to 14% of the postponed payments.
Modification Fee, description											On April 2, 2020 the Company paid a $20,000 modification fee in order to avoid an event of default under the note and receive payment forbearance for a period of 30 days.
Loss on settlement of debt																																										904,469
Additional paid-in capital																																										314,228
Convertible Note Two [Member] | Spectrum Global Solutions, Inc. [Member] | Mr. Roeske [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument payment amount																																									$ 37,200
Convertible Note Four [Member] | Spectrum Global Solutions, Inc. [Member] | Securities Purchase Agreement One [Member] | GS Capital Partners, LLC [Member]
Convertible Debentures (Details) [Line Items]
Aggregate principal amount																$ 123,000
Aggregate purchase price																$ 112,000
Convertible Note Four [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Accrued rate per annum																																							12.00%
Exercise price (in Dollars per share)																																			$ 0.0275	$ 0.0275			$ 0.0275
Convertible Note Four [Member] | Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Principal amount																																									$ 165,000
Exercise price (in Dollars per share)																																									$ 0.1
Aggregate purchase price										$ 146,000
Warrants term										2 years
Common stock purchase shares (in Shares)																																									1,650,000
Convertible Note Four [Member] | Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member]
Convertible Debentures (Details) [Line Items]
Loss on settlement of debt																																									$ 42,342
Convertible Note Four [Member] | Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																								6.00%
Debt Instrument, description																								The note was convertible into shares of the Company’s common stock at 71% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date. The conversion price had a floor of $3.00 per share that was removed as a result of the Company’s common stock closing below $3.90 per share.
Debt instrument, interest rate																																									8.00%
Convertible debentures, net of discount																																									$ 39,000
Notes payable																																									28,000
Fair value of conversion feature																																									$ 28,000
Convertible Note Six [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Principal amount																															$ 1,571,134																												$ 8,507,557
Convertible Note Six [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate terms, description																																									The note matured on March 30, 2020 and was in default. As a result of the default, the note balance was increased by 25% of outstanding principal, resulting in additional principal of $12,758. The interest also increased from 8% per annum to 24% per annum.
Convertible Note Six [Member] | Spectrum Global Solutions, Inc. [Member] | Power Up Lending Group LTD [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest																																									$ 5,520
Face owed amount																																									0
Aggregate principal amount																																									148,000
Loss on settlement of debt																																									$ 262,732
Convertible Note Six [Member] | Spectrum Global Solutions, Inc. [Member] | Securities Purchase Agreement One [Member] | Power Up Lending Group LTD [Member]
Convertible Debentures (Details) [Line Items]
Aggregate purchase price														$ 135,000
Convertible Note Six [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description																																									The interest on the outstanding principal due under the unsecured note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the secured note was originally due on March 30, 2020. The secured note was convertible into shares of the Company’s common stock at 75% of the lowest average VWAP in the 15 trading days prior to the conversion date.
Fixed conversion percentage																																			105.00%	105.00%			105.00%
Convertible Note Six [Member] | Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member]
Convertible Debentures (Details) [Line Items]
Purchase shares of common stock (in Shares)																																			33,000
Exercise price per share (in Dollars per share)										$ 0.1
Convertible Note Six [Member] | Spectrum Global Solutions, Inc. [Member] | CCAG Investments, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Notes payable																																										106,000
Convertible Note Six [Member] | Spectrum Global Solutions, Inc. [Member] | Power Up Lending Group LTD [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage												8.00%		148800.00%
Aggregate principal amount														$ 148,000
Fair value of the warrants																																									$ 148,000
Beneficial conversion feature																																									0.08
Fair value of conversion feature																																									$ 135,000
Convertible Note Six [Member] | Spectrum Global Solutions, Inc. [Member] | Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																									10.00%
Aggregate principal amount																																																													$ 51,030
Notes payable													$ 65,500
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Exercise price (in Dollars per share)																																																												$ 323
Principal amount																																																	$ 12,750	$ 9,350		$ 7,500	$ 7,000	$ 6,296			$ 100,000	$ 15,000
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member] | Joel Raven [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																6.00%
Debt instrument payment amount																																									$ 86,800
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member]
Convertible Debentures (Details) [Line Items]
Face owed amount																																			$ 235,989	$ 235,989			$ 235,989		51,788
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member] | Subsequent Event [Member]
Convertible Debentures (Details) [Line Items]
Principal amount																																														$ 12,758
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member] | Joel Raven [Member]
Convertible Debentures (Details) [Line Items]
Face owed amount																																						347,200		347,200
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member] | Joel Raven [Member] | Barn [Member]
Convertible Debentures (Details) [Line Items]
Agreement owed amount																																									594,362
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member] | Michael Roeske [Member] | TNS, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																6.00%
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member] | Michael Roeske [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																6.00%
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member] | M2B Funding [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Convertible note principal amount																																										70,000
Convertible Note Three [Member] | Spectrum Global Solutions, Inc. [Member] | M2B Funding One [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Convertible note principal amount																																										70,000
Convertible Note Seven[Member] | Spectrum Global Solutions, Inc. [Member] | Power Up Lending Group LTD [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest																																									2,540
Aggregate principal amount																																									68,500
Convertible Note Seven[Member] | Spectrum Global Solutions, Inc. [Member] | Crown Bridge Partners, LLC [Member]
Convertible Debentures (Details) [Line Items]
Face owed amount																																									175,000
Convertible debentures, net of discount																																									169,957
Convertible Note Seven[Member] | Spectrum Global Solutions, Inc. [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Principal note																							$ 175,000																			47,731
Convertible Note Seven[Member] | Spectrum Global Solutions, Inc. [Member] | Securities Purchase Agreement One [Member] | Power Up Lending Group LTD [Member]
Convertible Debentures (Details) [Line Items]
Aggregate principal amount																														$ 68,500
Aggregate purchase price																														$ 60,000
Convertible Note Seven[Member] | Spectrum Global Solutions, Inc. [Member] | SCS Capital Partners, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Aggregate principal amount			219,941																219,941
Aggregate purchase price			7,991
Convertible Note Seven[Member] | Spectrum Global Solutions, Inc. [Member] | Power Up Lending Group LTD [Member]
Convertible Debentures (Details) [Line Items]
Notes payable																																									56,000
Total debt discount																																									$ 64,500
Convertible Note Seven[Member] | Spectrum Global Solutions, Inc. [Member] | Power Up Lending Group LTD [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Aggregate principal amount																											$ 58,000
Aggregate purchase price																											50,000
Convertible debentures, net of discount																											51,000
Notes payable																											43,000
Fair value of conversion feature																											$ 43,000
Convertible Note Seven[Member] | Spectrum Global Solutions, Inc. [Member] | Crown Bridge Partners, LLC [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description													The interest on the outstanding principal due under the first tranche of the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the first tranche of the note is due on November 21, 2020. The first tranche of the note is convertible into shares of the Company’s common stock at 60% of the average of the three lowest VWAPs in the 20 trading days prior to and including the conversion date.
Convertible Note Seven[Member] | Spectrum Global Solutions, Inc. [Member] | Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																									10.00%
Aggregate principal amount													$ 225,000															$ 75,000
Aggregate purchase price													202,500															$ 65,500
Convertible debentures, net of discount													75,000
Agreement owed amount																																									$ 39,328
Fair value of conversion feature													138,000																													92,638
Shares issued description (in Shares)																												2,500
Exercise price (in Dollars per share)																												$ 30
Fair value of warrant feature													$ 20,138
Guaranteed interest rate																																									15.00%
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Principal amount																																							94,260
Principal amount																									$ 75,096
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																																12.00%
Convertible debentures, net of discount																																									$ 0	$ 13,005
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									12.00%
Fixed conversion percentage																																									105.00%
Accruing interest rate																																									12.00%
Agreement owed amount																																									$ 257,442
Beneficial conversion feature																																									$ 425,300
Conversion price (in Dollars per share)																																									$ 0.0275
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC, [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									10.00%	10.00%
Convertible debentures, net of discount																																									$ 169,957	$ 169,957
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									10.00%	10.00%
Convertible debentures, net of discount																																									$ 132,000	$ 132,000
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Owned to related party																																			125,680	125,680			$ 125,680
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | Barn [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									18.00%	18.00%
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | Joel Raven [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									24.00%	24.00%
Convertible debentures, net of discount																																									$ 0	$ 8,658
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | Dominion Capital Three [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									12.00%	12.00%
Convertible debentures, net of discount																																									$ 0	$ 105,752
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									8.00%	8.00%
Convertible debentures, net of discount																																									$ 0	$ 23,986
Common stock related to prior conversions (in Shares)																									226,800
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | Michael Roeske [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									24.00%	24.00%
Convertible debentures, net of discount																																									$ 0	$ 3,512
Convertible Note [Member] | Spectrum Global Solutions, Inc. [Member] | Power Up Lending Group LTD [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									8.00%	8.00%
Convertible debentures, net of discount																																									$ 25,731	$ 45,125
Convertible Note Eight [Member] | CCAG Investments, LLC [Member] | Convertible Note Six [Member]
Convertible Debentures (Details) [Line Items]
Convertible promissory note percentage																																							6.00%
Convertible Note Eight [Member] | Spectrum Global Solutions, Inc. [Member] | CCAG Investments, LLC [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description																																									The Company also issued a warrant equal to 50% of the face amount of the note with a term of three years to purchase 9,723 shares of common stock at an initial exercise price of $9.00 per share.The interest on the outstanding principal due under the note accrued at a rate of 20% per annum. All principal and accrued but unpaid under the secured note was originally due on June 30, 2020. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date.
Principal repayment, percentage																																									120.00%
Convertible Note Eight [Member] | Spectrum Global Solutions, Inc. [Member] | IQ Financial Inc. [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description				The interest on the outstanding principal due under the secured note accrues at a rate of 9% per annum. All principal and accrued but unpaid interest under the secured note is due on January 1, 2023. The holder may begin converting the note into shares of the Company’s common stock six months after issuance when it is Rule 144 eligible. The conversion price is fixed at $0.05 per share.
Convertible promissory note percentage																																							9.00%
Convertible Note Eight [Member] | Spectrum Global Solutions, Inc. [Member] | CCAG Investments, LLC [Member] | James Marsh [Member]
Convertible Debentures (Details) [Line Items]
Loss on settlement of debt																																							$ 0.06
Convertible Note Eight [Member] | Spectrum Global Solutions, Inc. [Member] | CCAG Investments, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Aggregate principal amount												$ 175,000
Aggregate purchase price												157,500
Convertible debentures, net of discount																																									$ 175,000
Original issue discount												17,500
Fair value of the warrants																																									42,000	$ 64,000
Fair value of conversion feature												29,000
Stock Issued During Period, Value, New Issues																																									$ 51,500
Convertible Note Eight [Member] | Spectrum Global Solutions, Inc. [Member] | CCAG Investments, LLC [Member] | Securities Purchase Agreement One [Member] | Jeffrey Gardner [Member]
Convertible Debentures (Details) [Line Items]
Aggregate principal amount			$ 125,000																125,000
Convertible Note Eight [Member] | Spectrum Global Solutions, Inc. [Member] | CCAG Investments, LLC [Member] | Convertible Note Six [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									20.00%
Convertible Note Eight [Member] | Spectrum Global Solutions, Inc. [Member] | FJ Vulis and Associates LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Notes payable												$ 106,000
Convertible Note Eleven [Member] | Spectrum Global Solutions, Inc. [Member] | IQ Financial Inc. [Member]
Convertible Debentures (Details) [Line Items]
Face owed amount																																			$ 352,105	$ 352,105			352,105
Debt discount																																							$ 206,122
Convertible Note Ten [Member] | Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member]
Convertible Debentures (Details) [Line Items]
Purchase shares of common stock (in Shares)			33,000
Convertible Notes Payable [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Convertible promissory note, description																																									the Company issued to InterCloud a convertible promissory note in the aggregate principal amount of $620,000 (the “Note”). The interest on the outstanding principal due under the Note accrued at a rate of 6% per annum. All principal and accrued interest under the Note was due January 30, 2020, and was convertible, at any time at InterCloud’s election, into shares of common stock of the Company at a conversion price equal to the greater of 75% of the lowest volume-weighted average price during the 10 trading days immediately preceding the date of conversion and $30.00.
Convertible Note Five [Member] | Spectrum Global Solutions, Inc. [Member] | SCS, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																									8.00%
Convertible Note Five [Member] | Spectrum Global Solutions, Inc. [Member] | Efrat Investments, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																									10.00%
Notes payable																																									$ 146,000
Agreement owed amount																																									132,000
Beneficial conversion feature																																									$ 325,000
Conversion price (in Dollars per share)																																									$ 0.05
Convertible Beneficial Warrant Feature																																									$ 81,923
Debt Discount																																									165,000
Initial fair value of conversion feature																																									260,923
Principal payment																																									33,000
Remaining debt discount																																									132,000
Monthly payment																																									$ 16,500
Convertible Note Five [Member] | Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Accrued interest, percentage																																									8.00%
Face owed amount																																$ 186,000
Aggregate principal amount																													$ 123,000												$ 68,500
Aggregate purchase price																													$ 112,000
Notes payable																																									20,000
Agreement owed amount																																									54,500
Fair value of conversion feature																																									20,000
Accrued interest amount																																									6,148
Loss on settlement of debt																																									$ 82,185
Convertible Promissory Notes [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Debt Instrument, description																																									Convertible promissory note, InterCloud Systems, Inc, 8% interest, unsecured, matured April 27, 2018
Notes payable																																		$ 943,299				348,000		348,000
Conversion price per share (in Dollars per share)																																															$ 0.06
Debt instrument, interest rate terms, description																																		As a result of the assignment, the conversion price for the total of $354,375 of notes assigned was equal to the lesser 70% of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion and $2,400.00.
Fair value of the conversion feature																																		$ 1,174,000				$ 348,000		$ 348,000
Convertible Promissory Notes [Member] | Spectrum Global Solutions, Inc. [Member] | Power Up Lending Group LTD [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Fair value of conversion feature																																									$ 24,000
Derivative And Hedging [Member] | Convertible Note One [Member] | Spectrum Global Solutions, Inc. [Member] | Cobra Equities SPV, LLC [Member]
Convertible Debentures (Details) [Line Items]
Principal amount			$ 300,362
Accrued interest			$ 16,030																$ 16,030
Derivative And Hedging [Member] | Convertible Note One [Member] | Spectrum Global Solutions, Inc. [Member] | Barn [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									6.00%
Exercise price (in Dollars per share)																		$ 480
Aggregate principal amount																		$ 500,000
Notes payable																		$ 500,000
Issued shares of common stock (in Shares)																		417
Debt instrument, interest rate terms, description																		The exercise price of the warrant was to reduce to 85% of the closing price of the Company’s common stock if the closing price of the Company’s common stock was less than $480.00 on July 31, 2018. The note was due on January 15, 2019, and in February 2019, the maturity date was extended to June 1, 2019, and bears interest at 6% per annum. The note is convertible into common shares of the Company at a conversion price equal to the lower of 80% of the lowest volume-weighted average price during the 5 trading days immediately preceding the date of conversion and $300.00 (the “Floor”), unless the note is in default, at which time the Floor terminates.
Fair value of the conversion feature																		$ 571,079
Fair value of the warrants																		158,772
Derivative liability																	$ 466,000	$ 229,851
Derivative And Hedging [Member] | Convertible Note Two [Member] | Spectrum Global Solutions, Inc. [Member] | TNS, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Notes payable																																									$ 144,000
Beneficial conversion feature																																									$ 189,000
Unsecured Debt [Member] | Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate																																									8.00%
Unsecured Debt [Member] | Convertible Promissory Notes [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument, interest rate terms, description																																		The interest on the outstanding principal due under the unsecured note accrued at a rate of 8% per annum. All principal and accrued interest under the unsecured note was due one year following the issue date of the unsecured note and was convertible into shares of common stock at a conversion price equal to 75% of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion.
Derivative And Hedging [Member] | Convertible Note One [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Premium balance owed percentage																	15.00%
Convertible Debentures [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Debt Convertible amount																																									$ 1,141,769
Convertible Debentures [Member] | Spectrum Global Solutions, Inc. [Member] | Convertible Note Six [Member]
Convertible Debentures (Details) [Line Items]
Debt Convertible amount																																									69,820
Convertible Debentures [Member] | Convertible Note Five [Member] | Spectrum Global Solutions, Inc. [Member] | GS Capital Partners, LLC [Member] | Securities Purchase Agreement One [Member]
Convertible Debentures (Details) [Line Items]
Convertible debentures, net of discount																																									$ 31,000
Minimum [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Effective interest rate																																			11.20%	11.20%			11.20%
Convertible debentures effective interest rate range																																									12.80%
Maximum [Member] | Spectrum Global Solutions, Inc. [Member]
Convertible Debentures (Details) [Line Items]
Effective interest rate																																			156.80%	156.80%			156.80%
Convertible debentures effective interest rate range																																									129.90%
Convertible promissory note [Member] | Spectrum Global Solutions, Inc. [Member] | Jeffrey Gardner [Member]
Convertible Debentures (Details) [Line Items]
Pursuant agreement amount																																							$ 125,000

[1]	The Company has estimated the fair value of these derivatives using the Monte-Carlo model.